UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mario Cibelli

Address:  52 Vanderbilt Avenue, 4th Floor
          New York, New York 10017


13F File Number: 028-11689

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Mario D. Cibelli
Phone:    (212) 490-0399


Signature, Place and Date of Signing:

/s/ Mario D. Cibelli            New York, New York            August 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total: $75,852
                                      (thousands)


List of Other Included Managers:

No.        Form 13F File Number                 Name

1.         028-11767                            Cibelli Capital Management LLC

2.         028-11691                            Marathon Partners LP


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2         COLUMN 3    COLUMN 4     COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                         VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------                 --------          -----       --------  -------   --- ----  ----------  --------  ----    ------ ----
ACACIA RESH CORP               ACACIA TCH COM    003881307    1,756      391,935 SH        SHARED      1,2         391,935
ACERGY S A                     SPONSORED ADR     00443E104      445       20,000 SH        SHARED      1,2          20,000
ADDVANTAGE TECHNOLOGIES GP I   COM NEW           006743306      180       59,100 SH        SHARED      1,2          59,100
ANIMAL HEALTH INTL INC         COM               03525N109    2,171      348,400 SH        SHARED      1,2         348,400
BARCLAYS BK PLC                ETN IPTH LVSTK    06739H743    1,084       25,000 SH        SHARED      1,2          25,000
BED BATH & BEYOND INC          COM               075896100    4,002      142,416 SH        SHARED      1,2         142,416
BELO CORP                      COM SER A         080555105      181       24,700 SH        SHARED      1,2          24,700
BLACKBOARD INC                 COM               091935502    4,228      110,588 SH        SHARED      1,2         110,588
CRAFTMADE INTL INC             COM               22413E104      154       23,681 SH        SHARED      1,2          23,681
DG FASTCHANNEL INC             COM               23326R109      162        9,371 SH        SHARED      1,2           9,371
DICE HLDGS INC                 COM               253017107    1,546      187,200 SH        SHARED      1,2         187,200
DOVER DOWNS GAMING & ENTMT I   COM               260095104    5,333      830,752 SH        SHARED      1,2         830,752
DOVER MOTORSPORTS INC          COM               260174107   13,504    2,653,107 SH        SHARED      1,2       2,653,107
ENERGY FOCUS INC               COM               29268T102      265      112,692 SH        SHARED      1,2         112,692
FAMOUS DAVES AMER INC          COM               307068106      182       23,585 SH        SHARED      1,2          23,585
FRANKLIN RES INC               COM               354613101    4,438       48,420 SH        SHARED      1,2          48,420
GREENFIELD ONLINE INC          COM               395150105    1,044       70,000 SH        SHARED      1,2          70,000
HEARST-ARGYLE TELEVISION INC   COM               422317107    1,019       53,073 SH        SHARED      1,2          53,073
INTERNATIONAL SPEEDWAY CORP    CL A              460335201    1,983       50,800 SH        SHARED      1,2          50,800
JEFFERIES GROUP INC NEW        COM               472319102      336       20,000 SH        SHARED      1,2          20,000
LIVEPERSON INC                 COM               538146101    1,158      412,080 SH        SHARED      1,2         412,080
LODGENET INTERACTIVE CORP      COM               540211109    1,131      230,300 SH        SHARED      1,2         230,300
LUXOTTICA GROUP S P A          SPONSORED ADR     55068R202      945       40,500 SH        SHARED      1,2          40,500
NASDAQ OMX GROUP INC           COM               631103108    1,742       65,600 SH        SHARED      1,2          65,600
NATURAL GAS SERVICES GROUP     COM               63886Q109    1,170       38,400 SH        SHARED      1,2          38,400
NETFLIX INC                    COM               64110L106    1,910       73,253 SH        SHARED      1,2          73,253
OMNICELL INC                   COM               68213N109      132       10,000 SH        SHARED      1,2          10,000
PANHANDLE OIL AND GAS INC      CL A              698477106    2,221       65,600 SH        SHARED      1,2          65,600
PETSMART INC                   COM               716768106    5,277      264,499 SH        SHARED      1,2         264,499
SHERWIN WILLIAMS CO            COM               824348106    2,875       62,600 SH        SHARED      1,2          62,600
SPEEDWAY MOTORSPORTS INC       COM               847788106      396       19,420 SH        SHARED      1,2          19,420
STAMPS COM INC                 COM NEW           852857200    3,593      287,870 SH        SHARED      1,2         287,870
TEMPUR PEDIC INTL INC          COM               88023U101    1,084      138,800 SH        SHARED      1,2         138,800
UNION PAC CORP                 COM               907818108      755       10,000 SH        SHARED      1,2          10,000
WAL MART STORES INC            COM               931142103    7,452      132,595 SH        SHARED      1,2         132,595


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